Note 10 - Employee Benefit Plan - Option Activity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Payment Arrangement, Employee [Member]
Outstanding, options (in shares)	10,983,334	12,583,334
Outstanding, weighted average exercise price (in dollars per share)	$ 0.28	$ 0.28
Outstanding, weighted average remaining contractual life (Year)	6 years 9 months 18 days	6 years 7 days	7 years 2 months 4 days
Outstanding, aggregate intrinsic value	$ 172,000	$ 0	$ 43,000
Granted, options (in shares)	6,750,000	0
Granted, weighted average exercise price (in dollars per share)	$ 0.045
Exercised, options (in shares)	0	0
Exercised, weighted average exercise price (in dollars per share)
Forfeited, options (in shares)	0	(1,600,000)
Forfeited, weighted average exercise price (in dollars per share)		$ 0.27
Outstanding, options (in shares)	17,733,334	10,983,334	12,583,334
Outstanding, weighted average exercise price (in dollars per share)	$ 0.11	$ 0.28	$ 0.28
Fully vested and expected to vest, options (in shares)	17,733,334
Fully vested and expected to vest, weighted average exercise price (in dollars per share)	$ 0.11
Exercisable, options (in shares)	15,566,668
Exercisable, weighted average exercise price (in dollars per share)	$ 0.12
Share-based Payment Arrangement, Nonemployee [Member]
Outstanding, options (in shares)	2,383,000	2,383,000
Outstanding, weighted average exercise price (in dollars per share)	$ 0.27	$ 0.27
Outstanding, weighted average remaining contractual life (Year)	8 years 1 month 9 days	6 years 9 months	7 years 9 months 3 days
Outstanding, aggregate intrinsic value	$ 35,000	$ 0	$ 492,250
Granted, options (in shares)	3,500,000	0
Granted, weighted average exercise price (in dollars per share)	$ 0.05
Exercised, options (in shares)	0	0
Exercised, weighted average exercise price (in dollars per share)
Forfeited, options (in shares)	0	0
Forfeited, weighted average exercise price (in dollars per share)
Outstanding, options (in shares)	5,883,000	2,383,000	2,383,000
Outstanding, weighted average exercise price (in dollars per share)	$ 0.14	$ 0.27	$ 0.27
Fully vested and expected to vest, options (in shares)	5,883,000
Fully vested and expected to vest, weighted average exercise price (in dollars per share)	$ 0.14
Exercisable, options (in shares)	5,883,000
Exercisable, weighted average exercise price (in dollars per share)	$ 0.14